Segmental Analyses - Summary of Depreciation Amortisation and Impairment Charges (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment	£ 1,305	£ 1,076	£ 1,450
Revenue Constant rates £m
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment	770	761
Translation exchange £m
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment	30	(37)
Adjusted at current rates
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment	800	724	751
Adjusting Items
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment	505	352	699
Reported
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment	1,305	1,076	1,450
U.S. | Revenue Constant rates £m
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment	221	210
U.S. | Translation exchange £m
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment	16	(7)
U.S. | Adjusted at current rates
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment	237	203	204
U.S. | Adjusting Items
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment	322	276	272
U.S. | Reported
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment	559	479	476
AME | Revenue Constant rates £m
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment	363	351
AME | Translation exchange £m
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment	11	(18)
AME | Adjusted at current rates
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment	374	333	336
AME | Adjusting Items
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment	116	56	126
AME | Reported
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment	490	389	462
APMEA | Revenue Constant rates £m
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment	186	200
APMEA | Translation exchange £m
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment	3	(12)
APMEA | Adjusted at current rates
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment	189	188	211
APMEA | Adjusting Items
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment	67	20	301
APMEA | Reported
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment	£ 256	£ 208	£ 512